STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capitall [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2013	$ 60	$ 151,011	$ (263)	$ (88,512)	$ 62,296
Balance, shares at Dec. 31, 2013	37,493,217
Exercise of options and warrants	$ 3	939			942
Exercise of options and warrants, shares	925,976
Tax benefit related to exercise of share options		728			728
Share-based compensation		13,937			13,937
Other comprehensive income (loss)			(2,687)		(2,687)
Net loss				(56,566)	(56,566)
Balance at Dec. 31, 2014	$ 63	166,615	(2,950)	(145,078)	18,650
Balance, shares at Dec. 31, 2014	38,419,193
Exercise of options and warrants	$ 1	6,817			6,818
Exercise of options and warrants, shares	1,853,653
Tax benefit related to exercise of share options		609			609
Share-based compensation			18,750		18,750
Other comprehensive income (loss)			2,702		2,702
Net loss				(51,334)	(51,334)
Balance at Dec. 31, 2015	$ 64	192,791	(248)	(196,412)	(3,805)
Balance, shares at Dec. 31, 2015	40,272,846
Exercise of options	$ 10	19,584			19,594
Exercise of options, shares	4,024,915
Tax benefit related to exercise of share options		731			731
Other comprehensive income (loss)			(141)		(141)
Net loss				(46,896)	(46,896)
Balance at Dec. 31, 2016	$ 74	$ 241,154	$ (389)	$ (243,308)	$ (2,469)
Balance, shares at Dec. 31, 2016	44,297,761